Finance debts - Short and long term debt (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Short-term debt	€ 2,452	€ 2,182
Current portion of long-term debt	3,156	3,601
Long-term debt	18,910	20,082
Total borrowings	24,518	25,865
Banks
Borrowings
Short-term debt	187	383
Current portion of long-term debt	504	768
Long-term debt	2,341	2,710
Total borrowings	3,032	3,861
Ordinary Bonds
Borrowings
Current portion of long-term debt	2,642	2,781
Long-term debt	16,137	16,923
Total borrowings	18,779	19,704
Convertible Bonds
Borrowings
Long-term debt	393	390
Total borrowings	393	390
Commercial papers
Borrowings
Short-term debt	1,778	915
Total borrowings	1,778	915
Other financial institutions
Borrowings
Short-term debt	487	884
Current portion of long-term debt	10	52
Long-term debt	39	59
Total borrowings	€ 536	€ 995